Business Combination - Additional Information (Detail) ₩ in Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2018 KRW (₩) shares	Dec. 31, 2018 KRW (₩)	Dec. 31, 2017
CJ ENM CO., Ltd [member]
Disclosure of detailed information about business combination [Line Items]
Percentage of ownership interest	100.00%
Number of shares acquired | shares	1,600,000
SG Safety Corporation [member]
Disclosure of detailed information about business combination [Line Items]
Consideration	₩ 27,570	₩ 27,544
MOS GB Co.,Ltd and MOS Chungcheong Co., Ltd., [member]
Disclosure of detailed information about business combination [Line Items]
Consideration	₩ 11,048
CJ Digital Music Co., Ltd. [member]
Disclosure of detailed information about business combination [Line Items]
Consideration		₩ 50,948
GENIE Music Corporation K T Music Corporation [member]
Disclosure of detailed information about business combination [Line Items]
Percentage of ownership interest		36.00%	42.50%
GENIE Music Corporation K T Music Corporation [member] | CJ Digital Music Co., Ltd. [member] | CJ ENM CO., Ltd [member]
Disclosure of detailed information about business combination [Line Items]
Number of shares issued	8,922,685